Significant accounting policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020
Summary Of Significant Accounting Policies [Line Items]
Lessee, operating lease, lease term	12 months
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment
Summary Of Significant Accounting Policies [Line Items]
Credit loss on financial instruments		$ 2,293,000
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	30 years
Number of years between dry-docking	5 years